Distribution Date:	09/17/25	UBS Commercial Mortgage Trust 2017-C3
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276GAN2	1.935000%	24,572,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276GAP7	2.998000%	97,843,000.00	28,441,245.23	148,742.00	71,055.71	0.00	0.00	219,797.71	28,292,503.23	35.22%	30.00%
A-SB	90276GAQ5	3.215000%	45,701,000.00	17,500,619.90	812,197.86	46,887.08	0.00	0.00	859,084.94	16,688,422.04	35.22%	30.00%
A-3	90276GAR3	3.167000%	146,000,000.00	146,000,000.00	0.00	385,318.33	0.00	0.00	385,318.33	146,000,000.00	35.22%	30.00%
A-4	90276GAS1	3.426000%	181,922,000.00	181,922,000.00	0.00	519,387.31	0.00	0.00	519,387.31	181,922,000.00	35.22%	30.00%
A-S	90276GAW2	3.739000%	74,406,000.00	74,406,000.00	0.00	231,836.70	0.00	0.00	231,836.70	74,406,000.00	22.30%	19.50%
B	90276GAX0	4.092000%	32,774,000.00	32,774,000.00	0.00	111,759.34	0.00	0.00	111,759.34	32,774,000.00	16.61%	14.88%
C	90276GAY8	4.501928%	28,345,000.00	28,345,000.00	0.00	106,339.30	0.00	0.00	106,339.30	28,345,000.00	11.68%	10.88%
D-RR	90276GAB8	4.501928%	17,715,000.00	17,715,000.00	0.00	66,459.72	0.00	0.00	66,459.72	17,715,000.00	8.60%	8.38%
E-RR	90276GAD4	4.501928%	13,287,000.00	13,287,000.00	0.00	49,847.60	0.00	0.00	49,847.60	13,287,000.00	6.30%	6.50%
F-RR	90276GAF9	4.501928%	10,629,000.00	10,629,000.00	0.00	39,875.83	0.00	0.00	39,875.83	10,629,000.00	4.45%	5.00%
G-RR	90276GAH5	4.501928%	10,630,000.00	10,630,000.00	0.00	39,879.58	0.00	0.00	39,879.58	10,630,000.00	2.60%	3.50%
NR-RR	90276GAK8	4.501928%	24,802,195.00	14,988,063.28	0.00	41,530.04	0.00	0.00	41,530.04	14,988,063.28	0.00%	0.00%
R	90276GAL6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			708,626,195.00	576,637,928.41	960,939.86	1,710,176.54	0.00	0.00	2,671,116.40	575,676,988.55

X-A	90276GAU6	1.219509%	496,038,000.00	373,863,865.13	0.00	379,941.85	0.00	0.00	379,941.85	372,902,925.27
X-B	90276GAV4	0.517996%	135,525,000.00	135,525,000.00	0.00	58,501.20	0.00	0.00	58,501.20	135,525,000.00
Notional SubTotal			631,563,000.00	509,388,865.13	0.00	438,443.05	0.00	0.00	438,443.05	508,427,925.27

Deal Distribution Total					960,939.86	2,148,619.59	0.00	0.00	3,109,559.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276GAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276GAP7	290.68247325	1.52021095	0.72622170	0.00000000	0.00000000	0.00000000	0.00000000	2.24643265	289.16226230
A-SB	90276GAQ5	382.93735148	17.77199317	1.02595304	0.00000000	0.00000000	0.00000000	0.00000000	18.79794622	365.16535831
A-3	90276GAR3	1,000.00000000	0.00000000	2.63916664	0.00000000	0.00000000	0.00000000	0.00000000	2.63916664	1,000.00000000
A-4	90276GAS1	1,000.00000000	0.00000000	2.85500000	0.00000000	0.00000000	0.00000000	0.00000000	2.85500000	1,000.00000000
A-S	90276GAW2	1,000.00000000	0.00000000	3.11583340	0.00000000	0.00000000	0.00000000	0.00000000	3.11583340	1,000.00000000
B	90276GAX0	1,000.00000000	0.00000000	3.41000000	0.00000000	0.00000000	0.00000000	0.00000000	3.41000000	1,000.00000000
C	90276GAY8	1,000.00000000	0.00000000	3.75160699	0.00000000	0.00000000	0.00000000	0.00000000	3.75160699	1,000.00000000
D-RR	90276GAB8	1,000.00000000	0.00000000	3.75160711	0.00000000	0.00000000	0.00000000	0.00000000	3.75160711	1,000.00000000
E-RR	90276GAD4	1,000.00000000	0.00000000	3.75160683	0.00000000	0.00000000	0.00000000	0.00000000	3.75160683	1,000.00000000
F-RR	90276GAF9	1,000.00000000	0.00000000	3.75160692	0.00000000	0.00000000	0.00000000	0.00000000	3.75160692	1,000.00000000
G-RR	90276GAH5	1,000.00000000	0.00000000	3.75160677	0.00000000	0.00000000	0.00000000	0.00000000	3.75160677	1,000.00000000
NR-RR	90276GAK8	604.30390455	0.00000000	1.67445018	0.59266045	31.39976240	0.00000000	0.00000000	1.67445018	604.30390455
R	90276GAL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276GAU6	753.70004945	0.00000000	0.76595311	0.00000000	0.00000000	0.00000000	0.00000000	0.76595311	751.76281912
X-B	90276GAV4	1,000.00000000	0.00000000	0.43166353	0.00000000	0.00000000	0.00000000	0.00000000	0.43166353	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/25 - 08/30/25	30	0.00	71,055.71	0.00	71,055.71	0.00	0.00	0.00	71,055.71	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	46,887.08	0.00	46,887.08	0.00	0.00	0.00	46,887.08	0.00
A-3	08/01/25 - 08/30/25	30	0.00	385,318.33	0.00	385,318.33	0.00	0.00	0.00	385,318.33	0.00
A-4	08/01/25 - 08/30/25	30	0.00	519,387.31	0.00	519,387.31	0.00	0.00	0.00	519,387.31	0.00
X-A	08/01/25 - 08/30/25	30	0.00	379,941.85	0.00	379,941.85	0.00	0.00	0.00	379,941.85	0.00
X-B	08/01/25 - 08/30/25	30	0.00	58,501.20	0.00	58,501.20	0.00	0.00	0.00	58,501.20	0.00
A-S	08/01/25 - 08/30/25	30	0.00	231,836.70	0.00	231,836.70	0.00	0.00	0.00	231,836.70	0.00
B	08/01/25 - 08/30/25	30	0.00	111,759.34	0.00	111,759.34	0.00	0.00	0.00	111,759.34	0.00
C	08/01/25 - 08/30/25	30	0.00	106,339.30	0.00	106,339.30	0.00	0.00	0.00	106,339.30	0.00
D-RR	08/01/25 - 08/30/25	30	0.00	66,459.72	0.00	66,459.72	0.00	0.00	0.00	66,459.72	0.00
E-RR	08/01/25 - 08/30/25	30	0.00	49,847.60	0.00	49,847.60	0.00	0.00	0.00	49,847.60	0.00
F-RR	08/01/25 - 08/30/25	30	0.00	39,875.83	0.00	39,875.83	0.00	0.00	0.00	39,875.83	0.00
G-RR	08/01/25 - 08/30/25	30	0.00	39,879.58	0.00	39,879.58	0.00	0.00	0.00	39,879.58	0.00
NR-RR	08/01/25 - 08/30/25	30	761,227.92	56,229.32	0.00	56,229.32	14,699.28	0.00	0.00	41,530.04	778,783.03
Totals			761,227.92	2,163,318.87	0.00	2,163,318.87	14,699.28	0.00	0.00	2,148,619.59	778,783.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,109,559.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,174,209.93	Master Servicing Fee	4,257.18
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,732.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	248.27
ARD Interest	0.00	Operating Advisor Fee	1,300.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	352.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,174,209.93	Total Fees	10,891.08

Principal		Expenses/Reimbursements
Scheduled Principal	775,062.60	Reimbursement for Interest on Advances	(4,463.92)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,163.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	185,877.26	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	960,939.86	Total Expenses/Reimbursements	14,699.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,148,619.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	960,939.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,109,559.45
Total Funds Collected	3,135,149.79	Total Funds Distributed	3,135,149.81

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	576,637,928.41	576,637,928.41	Beginning Certificate Balance	576,637,928.41
(-) Scheduled Principal Collections	775,062.60	775,062.60	(-) Principal Distributions	960,939.86
(-) Unscheduled Principal Collections	185,877.26	185,877.26	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	575,676,988.55	575,676,988.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	576,830,680.92	576,830,680.92	Ending Certificate Balance	575,676,988.55
Ending Actual Collateral Balance	575,701,280.74	575,701,280.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	179,277,618.98	31.14%	22	4.4190	NAP	Defeased	13	179,277,618.98	31.14%	22	4.4190	NAP
5,000,000 or less	9	29,261,645.25	5.08%	23	4.8857	1.200059	1.40 or less	14	130,482,313.00	22.67%	23	4.7313	0.990582
5,000,001 to 10,000,000	7	44,664,807.51	7.76%	22	4.3783	1.842133	1.41 to 1.50	1	12,487,086.66	2.17%	23	4.8900	1.420000
10,000,001 to 15,000,000	6	71,498,955.09	12.42%	22	4.4832	1.712119	1.51 to 1.60	1	4,900,822.28	0.85%	23	4.5000	1.590000
15,000,001 to 20,000,000	1	19,400,856.83	3.37%	22	4.4800	3.380000	1.61 to 1.70	1	10,600,688.36	1.84%	23	5.0200	1.640000
20,000,001 to 25,000,000	3	69,996,478.88	12.16%	22	4.2229	2.497224	1.71 to 1.80	3	61,638,972.58	10.71%	22	3.9803	1.746165
25,000,001 to 30,000,000	3	86,416,316.56	15.01%	(19)	4.3095	2.641264	1.81 to 1.90	1	5,673,718.12	0.99%	22	4.5500	1.840000
30,000,001 to 40,000,000	1	34,247,809.45	5.95%	23	4.8100	1.190000	1.91 to 2.00	1	1,463,886.06	0.25%	20	5.1200	1.950000
40,000,001 to 45,000,000	1	40,912,500.00	7.11%	21	3.6575	4.240000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	29,916,316.56	5.20%	(40)	4.1800	2.410000
Totals	44	575,676,988.55	100.00%	16	4.3784	2.178691	2.51 or greater	8	139,235,565.95	24.19%	10	4.1007	4.003762
							Totals	44	575,676,988.55	100.00%	16	4.3784	2.178691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	179,277,618.98	31.14%	22	4.4190	NAP
							Defeased	23	179,277,618.98	31.14%	22	4.4190	NAP
Alabama	1	4,900,822.28	0.85%	23	4.5000	1.590000
							Industrial	6	26,529,963.04	4.61%	22	4.5450	1.846270
Arizona	1	3,005,260.68	0.52%	22	4.8500	2.550000
							Lodging	7	99,274,407.75	17.24%	6	4.5791	1.977759
Arkansas	1	3,816,515.32	0.66%	23	4.8700	1.360000
							Mobile Home Park	1	5,673,718.12	0.99%	22	4.5500	1.840000
California	6	119,549,493.38	20.77%	22	4.2458	2.504125
							Multi-Family	1	2,170,426.61	0.38%	23	5.2070	0.360000
Florida	2	7,137,604.44	1.24%	22	4.6669	1.862560
							Office	5	111,605,629.89	19.39%	22	4.2773	1.878992
Illinois	2	34,444,073.87	5.98%	(27)	4.1262	3.431964
							Other	2	10,600,688.36	1.84%	23	5.0200	1.640000
Louisiana	1	4,998,719.19	0.87%	23	4.9200	1.140000
							Retail	8	128,843,713.40	22.38%	7	4.1428	3.196478
Michigan	4	15,235,054.86	2.65%	23	4.4230	3.095964
							Self Storage	2	11,700,822.28	2.03%	23	4.4186	2.322256
Mississippi	1	2,170,426.61	0.38%	23	5.2070	0.360000
							Totals	55	575,676,988.55	100.00%	16	4.3784	2.178691
Missouri	1	5,350,834.32	0.93%	23	4.9200	1.150000

New Jersey	1	28,000,000.00	4.86%	23	4.7180	1.200000

New York	1	38,000,000.00	6.60%	21	3.6694	1.750000

Oklahoma	1	29,916,316.56	5.20%	(40)	4.1800	2.410000

Pennsylvania	1	23,638,972.58	4.11%	23	4.4800	1.740000

Texas	3	13,678,456.95	2.38%	23	5.0493	1.210234

Utah	2	40,758,363.46	7.08%	23	4.5356	3.814923

Virginia	2	9,311,368.30	1.62%	23	4.6211	0.883689

West Virginia	1	12,487,086.66	2.17%	23	4.8900	1.420000

Totals	55	575,676,988.55	100.00%	16	4.3784	2.178691

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	179,277,618.98	31.14%	22	4.4190	NAP	Defeased	13	179,277,618.98	31.14%	22	4.4190	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	4	88,000,000.00	15.29%	21	3.6626	3.164773	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	9	144,914,056.89	25.17%	(2)	4.3082	2.710492	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	13	143,606,742.91	24.95%	23	4.7410	1.589585	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	5	19,878,569.77	3.45%	23	5.0745	1.161523	49 months or greater	31	396,399,369.57	68.86%	13	4.3601	2.327584
	Totals	44	575,676,988.55	100.00%	16	4.3784	2.178691	Totals	44	575,676,988.55	100.00%	16	4.3784	2.178691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	179,277,618.98	31.14%	22	4.4190	NAP	Defeased	13	179,277,618.98	31.14%	22	4.4190	NAP
	60 months or less	31	396,399,369.57	68.86%	13	4.3601	2.327584	Interest Only	8	181,216,316.56	31.48%	2	3.9973	2.903317
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	23	215,183,053.01	37.38%	23	4.6657	1.842732
	Totals	44	575,676,988.55	100.00%	16	4.3784	2.178691	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	575,676,988.55	100.00%	16	4.3784	2.178691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	179,277,618.98	31.14%	22	4.4190	NAP			No outstanding loans in this group
Underwriter's Information		1	29,916,316.56	5.20%	(40)	4.1800	2.410000
	12 months or less	28	335,220,606.77	58.23%	17	4.3425	2.427917
	13 months to 24 months	2	31,262,446.24	5.43%	23	4.7213	1.172867
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	575,676,988.55	100.00%	16	4.3784	2.178691
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30298801	MU	Carlsbad	CA	Actual/360	3.881%	114,883.27	56,172.69	0.00	N/A	08/06/27	--	34,375,888.77	34,319,716.08	09/06/25
1A2	30298824				Actual/360	3.881%	15,802.37	7,726.65	0.00	N/A	08/06/27	--	4,728,457.80	4,720,731.15	09/06/25
1A3	30298825				Actual/360	3.881%	31,604.75	15,453.28	0.00	N/A	08/06/27	--	9,456,915.96	9,441,462.68	09/06/25
2A3-2	30312954	RT	Torrance	CA	Actual/360	3.658%	128,854.49	0.00	0.00	N/A	06/01/27	--	40,912,500.00	40,912,500.00	09/01/25
2B3-2	30312953				Actual/360	3.658%	28,621.21	0.00	0.00	N/A	06/01/27	--	9,087,500.00	9,087,500.00	09/01/25
3A2	30312865	MF	Various	FL	Actual/360	4.950%	117,664.45	42,466.55	0.00	N/A	07/01/27	--	27,604,563.86	27,562,097.31	09/01/25
3A3	30312866				Actual/360	4.950%	78,442.97	28,311.03	0.00	N/A	07/01/27	--	18,403,042.60	18,374,731.57	09/01/25
4	30312955	OF	Atlanta	GA	Actual/360	3.990%	139,648.90	65,391.85	0.00	N/A	07/01/27	--	40,644,840.54	40,579,448.69	09/01/25
5	30312956	LO	Santa Ana	CA	Actual/360	4.810%	142,092.25	57,878.03	0.00	N/A	08/01/27	--	34,305,687.48	34,247,809.45	09/01/25
6A2-D2	30312957	OF	New York	NY	Actual/360	3.669%	78,994.03	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	09/01/25
6A2-D3	30312958				Actual/360	3.669%	41,076.89	0.00	0.00	N/A	06/01/27	--	13,000,000.00	13,000,000.00	09/01/25
7	30312959	RT	Oklahoma City	OK	Actual/360	4.180%	108,351.17	185,877.26	0.00	N/A	05/01/22	--	30,102,193.82	29,916,316.56	09/01/25
9	30312960	LO	Chicago	IL	Actual/360	4.044%	99,248.95	0.00	0.00	N/A	08/05/22	--	28,500,000.00	28,500,000.00	08/05/25
10	30298879	OF	Warren	NJ	Actual/360	4.718%	113,755.55	0.00	0.00	N/A	08/09/27	--	28,000,000.00	28,000,000.00	06/09/25
11	30312967	OF	Malvern	PA	Actual/360	4.480%	91,382.52	48,893.08	0.00	N/A	08/01/27	--	23,687,865.66	23,638,972.58	09/01/25
13	30312968	RT	South Jordan	UT	Actual/360	4.586%	84,517.20	43,437.79	0.00	N/A	08/06/27	--	21,400,944.09	21,357,506.30	09/06/25
14	30312969	OF	Lehi	UT	Actual/360	4.480%	75,078.83	60,822.15	0.00	N/A	07/01/27	--	19,461,678.98	19,400,856.83	09/01/25
15	30312970	RT	Azusa	CA	Actual/360	4.430%	56,698.50	23,495.97	0.00	N/A	07/01/27	--	14,863,074.45	14,839,578.48	09/01/25
17	30312972	LO	Charleston	WV	Actual/360	4.890%	52,682.88	24,184.39	0.00	N/A	08/01/27	--	12,511,271.05	12,487,086.66	09/01/25
18	30298687	LO	Raleigh	NC	Actual/360	4.750%	49,136.74	23,893.89	0.00	N/A	07/06/27	--	12,013,057.76	11,989,163.87	09/06/25
19	30312973	LO	Oakland	CA	Actual/360	4.720%	42,396.85	31,494.27	0.00	N/A	08/01/27	--	10,431,153.85	10,399,659.58	09/01/25
20	30312974	IN	Allen Park	MI	Actual/360	4.300%	37,744.57	21,640.00	0.00	N/A	08/01/27	--	10,193,582.01	10,171,942.01	09/01/25
21	30312975	98	Houston	TX	Actual/360	5.020%	45,912.84	20,453.30	0.00	N/A	08/01/27	--	10,621,141.66	10,600,688.36	09/01/25
22	30298867	MF	Tupelo	MS	Actual/360	5.274%	44,827.99	17,905.22	0.00	N/A	08/06/27	--	9,870,745.44	9,852,840.22	09/06/25
23	30312976	LO	Williamsburg	VA	Actual/360	4.450%	25,929.40	21,075.45	0.00	N/A	08/01/27	--	6,766,643.60	6,745,568.15	09/01/25
24	30312977	MH	Cedar Rapids	IA	Actual/360	4.670%	27,600.66	13,746.23	0.00	N/A	08/01/27	--	6,863,465.60	6,849,719.37	09/01/25
25	30312978	IN	Bolingbrook	IL	Actual/360	4.520%	23,183.79	12,367.42	0.00	N/A	06/01/27	--	5,956,441.33	5,944,073.91	09/01/25
26	30312979	SS	Sonoma	CA	Actual/360	4.360%	25,530.22	0.00	0.00	N/A	08/06/27	--	6,800,000.00	6,800,000.00	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30312980	IN	St Louis	MO	Actual/360	4.920%	22,736.76	15,829.24	0.00	N/A	08/01/27	--	5,366,663.56	5,350,834.32	09/01/25
28	30312981	MH	Bradenton	FL	Actual/360	4.550%	22,269.49	10,093.95	0.00	N/A	07/01/27	--	5,683,812.07	5,673,718.12	09/01/25
29	30312982	RT	Carmel	IN	Actual/360	4.960%	21,802.16	9,939.99	0.00	N/A	05/01/27	--	5,104,564.46	5,094,624.47	09/01/25
30	30312983	IN	Various	MI	Actual/360	4.670%	20,401.85	10,220.69	0.00	N/A	07/01/27	--	5,073,333.70	5,063,113.01	09/01/25
31	30312984	RT	Natchitoches	LA	Actual/360	4.920%	21,218.72	9,633.98	0.00	N/A	08/01/27	--	5,008,353.17	4,998,719.19	09/01/25
32	30312985	SS	Huntsville	AL	Actual/360	4.500%	19,029.84	10,104.57	0.00	N/A	08/01/27	--	4,910,926.85	4,900,822.28	09/01/25
33	30312986	RT	Winston Salem	NC	Actual/360	4.405%	17,611.13	9,696.44	0.00	N/A	08/01/27	--	4,642,823.86	4,633,127.42	09/01/25
34	30312987	LO	Fayetteville	AR	Actual/360	4.870%	16,052.61	11,356.84	0.00	N/A	08/01/27	--	3,827,872.16	3,816,515.32	09/01/25
35	30312988	RT	Redlands	CA	Actual/360	4.750%	13,385.17	9,989.64	0.00	N/A	06/01/27	--	3,272,435.88	3,262,446.24	09/01/25
36	30312989	MH	Shelbyville	IN	Actual/360	4.710%	13,933.14	6,836.42	0.00	N/A	08/01/27	--	3,435,333.02	3,428,496.60	09/01/25
37	30312990	LO	Fort Worth	TX	Actual/360	5.150%	13,688.34	8,859.44	0.00	N/A	08/01/27	--	3,086,628.03	3,077,768.59	09/01/25
38	30312991	RT	Oro Valley	AZ	Actual/360	4.850%	12,575.75	5,893.46	0.00	N/A	07/01/27	--	3,011,154.27	3,005,260.81	09/01/25
39	30312992	OF	Virginia Beach	VA	Actual/360	5.071%	11,236.62	7,455.69	0.00	N/A	08/01/27	--	2,573,255.84	2,565,800.15	09/01/25
40	30312993	MF	Montgomery	AL	Actual/360	4.950%	10,381.28	4,030.51	0.00	N/A	07/06/27	--	2,435,490.06	2,431,459.55	09/06/25
41	30298803	MF	Jackson	MS	Actual/360	5.207%	9,749.66	3,988.92	0.00	N/A	08/06/27	--	2,174,415.53	2,170,426.61	03/06/25
42	30312994	RT	Orange Park	FL	Actual/360	5.120%	6,473.17	4,323.58	0.00	N/A	05/01/27	--	1,468,209.64	1,463,886.06	09/01/25
Totals							2,174,209.93	960,939.86	0.00				576,637,928.41	575,676,988.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2A3-2	59,746,222.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B3-2	59,746,222.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	(23,177.22)	857,172.94	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-D2	72,698,049.00	76,077,536.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-D3	72,698,049.00	76,077,536.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	06/11/25	0.00	0.00	0.00	0.00	0.00	0.00
9	17,702,054.80	0.00	--	--	03/11/25	0.00	0.00	99,126.25	99,126.25	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	113,312.87	337,652.38	0.00	0.00
11	5,890,866.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,563,486.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,061,660.00	380,786.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,305,085.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,519,022.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	336,547.06	710,579.64	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,213,433.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,315,713.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	803,742.54	556,263.78	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,157,479.00	(257,958.00)	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	872,981.06	868,367.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	576,529.18	567,675.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	720,946.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	562,015.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	491,349.79	467,725.67	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	572,561.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	649,144.48	522,966.09	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	335,484.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	38,794.90	(6,566.07)	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	608,383.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	299,436.76	312,834.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	87,973.67	0.00	--	--	09/11/25	0.00	12,178.50	13,704.20	70,197.16	48,897.10	0.00
42	269,815.00	292,788.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	313,819,867.02	157,427,708.83				0.00	12,178.50	226,143.32	506,975.79	48,897.10	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	30312959	185,877.26	Partial Liquidation (Curtailment)	0.00	0.00
Totals		185,877.26		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	1	28,000,000.00	1	2,170,426.61	0	0.00	1	28,500,000.00	0	0.00	1	185,877.26	0	0.00	4.378443%	4.356513%	16
08/15/25	1	28,000,000.00	0	0.00	1	2,174,415.53	0	0.00	1	28,500,000.00	0	0.00	1	172,449.24	0	0.00	4.378911%	4.356977%	17
07/17/25	0	0.00	0	0.00	2	30,178,386.65	0	0.00	1	28,500,000.00	0	0.00	1	183,597.42	0	0.00	4.379414%	4.357476%	18
06/17/25	0	0.00	1	28,000,000.00	1	2,182,654.33	0	0.00	1	28,500,000.00	0	0.00	1	93,235.82	0	0.00	4.379892%	4.357951%	19
05/16/25	1	28,000,000.00	0	0.00	1	2,186,588.67	0	0.00	1	28,500,000.00	0	0.00	1	1,483,175.73	0	0.00	4.380414%	4.358470%	20
04/17/25	0	0.00	1	28,000,000.00	1	2,190,820.91	0	0.00	1	28,500,000.00	0	0.00	1	143,326.39	0	0.00	4.380436%	4.358478%	21
03/17/25	0	0.00	0	0.00	1	2,194,718.80	0	0.00	1	28,500,000.00	0	0.00	1	111,078.06	1	3,347,901.23	4.381001%	4.359040%	22
02/18/25	1	28,000,000.00	0	0.00	2	15,403,505.58	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.401842%	4.379957%	23
01/17/25	0	0.00	0	0.00	3	43,443,291.35	0	0.00	1	28,500,000.00	0	0.00	1	163,006.72	0	0.00	4.402362%	4.380475%	24
12/17/24	0	0.00	1	28,000,000.00	2	15,482,896.66	0	0.00	1	28,500,000.00	0	0.00	1	120,868.64	0	0.00	4.402851%	4.380960%	25
11/18/24	1	28,000,000.00	0	0.00	2	15,524,591.87	0	0.00	1	28,500,000.00	0	0.00	1	170,393.50	0	0.00	4.403337%	4.381443%	26
10/18/24	0	0.00	1	2,215,199.12	2	41,348,629.34	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.403815%	4.381918%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30312960	08/05/25	0	5	99,126.25	99,126.25	0.00	28,500,000.00	04/22/20	7			07/08/22
10	30298879	06/09/25	2	2	113,312.87	337,652.38	0.00	28,000,000.00	12/18/23	98
41	30298803	03/06/25	5	6	13,704.20	70,197.16	283,595.25	2,194,718.80	05/23/24	13
Totals					226,143.32	506,975.79	283,595.25	58,694,718.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		58,416,317	29,916,317	0		28,500,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		517,260,672	487,090,245	30,170,427		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	575,676,989	517,006,562	0	28,000,000	2,170,427	28,500,000
Aug-25	576,637,928	517,963,513	28,000,000	0	2,174,416	28,500,000
Jul-25	577,582,401	488,629,372	30,274,643	0	30,178,387	28,500,000
Jun-25	578,584,993	489,444,098	0	58,458,240	2,182,654	28,500,000
May-25	579,444,013	490,205,948	28,000,000	0	32,738,065	28,500,000
Apr-25	581,740,168	491,014,695	0	28,000,000	34,225,473	28,500,000
Mar-25	582,643,089	551,948,370	0	0	2,194,719	28,500,000
Feb-25	596,865,963	492,673,401	28,000,000	0	47,692,562	28,500,000
Jan-25	597,654,945	493,422,597	0	0	75,732,348	28,500,000
Dec-24	598,603,819	494,168,859	0	28,000,000	47,934,960	28,500,000
Nov-24	599,560,101	527,535,509	28,000,000	0	15,524,592	28,500,000
Oct-24	600,509,959	495,702,805	0	2,215,199	74,091,955	28,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312959	29,916,316.56	29,916,316.56	101,680,000.00	04/04/25	9,649,018.04	2.41000	--	05/01/22	I/O
9	30312960	28,500,000.00	28,500,000.00	218,500,000.00	08/26/24	13,976,560.44	4.30000	12/31/24	08/05/22	I/O
10	30298879	28,000,000.00	28,000,000.00	94,800,000.00	06/01/17	4,844,898.67	1.20000	09/30/23	08/09/27	I/O
19	30312973	10,399,659.58	10,399,659.58	7,050,000.00	04/15/25	478,847.40	0.54000	06/30/25	08/01/27	202
41	30298803	2,170,426.61	2,194,718.80	4,725,000.00	06/19/25	59,173.67	0.36000	12/31/24	08/06/27	262
Totals		98,986,402.75	99,010,694.94	426,755,000.00		29,008,498.22

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312959	RT	OK	05/09/22	8
	Special Servicer comments are not available for this cycle.

9	30312960	LO	IL	04/22/20	7

8/11/2025 - Lender was the successful bidder at foreclosure sale on 7/12/2022. Final deed recorded on 10/27/22. Hotel is managed by Marriott. As of 7/31/25, Special Servicer continues to optimize property operations and projects disposition in

	Q4 2025.

10	30298879	OF	NJ	12/18/23	98

8/11/2025 - Special Servicer has received approval to appoint a receiver to the Property and counsel has prepared draft pleadings. Borrower has indicated recent leasing interest. Special Servicer will dual track appointment of a receiver and the

	Borrower' 's leasing efforts at the Property.

19	30312973	LO	CA	02/14/25	9

9/5/25: Property is a 132-room, three story extended stay hotel located in Oakland, CA, developed in 2002 and renovated in 2015/16. The loan was transferred into Special Servicing on 2/13/25 due to imminent payment default. The loan is currently due for the 10/1/25 payment. Pre-negotiation letter signed by Borrower/Guarantor/Property Manager. Counsel is engaged. Inspection and appraisal reviewed. Borrower says PIP has been extended but, Lender awaiting proof of

	extension, Comfort Letter, and other loan do c requirements in order to process a return to master servicer.

41	30298803	MF	MS	05/23/24	13

09/04/2025: Loan transferred to Special Servicer 05/23/2024 due to imminent default coupled with the Borrower failing to comply with their Cash Management provisions and lockbox activation due to a DSCR trigger. Collateral is a 96 unit

Multifamily proper ty located in the Jackson, MS. MSA which per the last inspection was in declining condition with occupancy declining by 10% YOY. The Borrower has historically been unresponsive and recent attempts to negotiate and work towards reinstatement or forbearance, have resulted in no reply from either Borrower or Borrower''s counsel. Two days of hearings on May 20 and May 21, led to the courts determining they would not make a ruling from the bench, thus requiring counsels to present Findings of Fact and Conclusions of Law, that she would then use to make a judgement. The brief was submitted upon the 08/29/2025 due date and the Servicer is pending the court''s ruling.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A2	30312865	29,898,702.83	4.95000%	29,898,702.83	4.95000%	10	11/10/20	11/12/20	11/30/20
3A3	30312866	19,932,468.55	4.95000%	19,932,468.55	4.95000%	10	11/10/20	11/12/20	11/30/20
5	30312956	37,657,426.71	4.81000%	37,657,426.71	4.81000%	8	05/27/20	04/01/20	06/01/20
5	30312956	0.00	4.81000%	0.00	4.81000%	8	03/08/21	06/01/20	03/09/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	04/08/21	06/01/20	04/15/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	07/23/21	07/23/21	08/17/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	04/30/23	04/30/23	08/14/23
16	30312971	15,096,968.40	5.30000%	15,096,968.40	5.30000%	10	04/28/20	04/06/20	05/01/20
16	30312971	0.00	5.30000%	0.00	5.30000%	8	04/30/21	02/01/21	05/17/21
16	30312971	0.00	5.30000%	0.00	5.30000%	8	05/16/22	02/01/22	10/07/22
Totals		49,831,171.38		49,831,171.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	30312971 03/17/25	13,203,956.13	9,100,000.00	7,201,874.06	3,812,050.28	7,201,874.06	3,389,823.78	9,814,132.35	0.00	0.00	9,814,132.35	61.33%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,203,956.13	9,100,000.00	7,201,874.06	3,812,050.28	7,201,874.06	3,389,823.78	9,814,132.35	0.00	0.00	9,814,132.35

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	30312971	03/17/25	0.00	0.00	9,814,132.35	0.00	0.00	9,814,132.35	0.00	0.00	9,814,132.35
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,814,132.35	0.00	0.00	9,814,132.35	0.00	0.00	9,814,132.35

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,135.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,027.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(79.85)	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	214.60	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(4,598.67)	0.00	0.00	0.00
Total	0.00	0.00	19,163.20	0.00	0.00	0.00	0.00	0.00	(4,463.92)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,699.28

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27